SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Changes in the balances of the component of accumulated other comprehensive loss

Changes in the balances of the component of accumulated other comprehensive (loss) income, net of tax of nil, for the years ended December 31, 2012, 2013 and 2014 are as follows:

	Foreign currency translation	Unrealized gains on available-for- sale investment	Total
	RMB	RMB	RMB
Balance as of December 31, 2011	(427)	—	(427)
Other Comprehensive income	7	—	7

Balance as of December 31, 2012	(420)	—	(420)
Other comprehensive income	542	—	542

Balance as of December 31, 2013	122	—	122
Other comprehensive income	(3,332)	475	(2,857)

Balance as of December 31, 2014	(3,210)	475	(2,735)

Balance as of December 31, 2014 in US$	(517)	77	(441)